Quarterly Financial Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information [Line Items]
Operating Revenues	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 130,863	$ 126,034	$ 125,980
Operating Income	637	7,675	6,617	7,349	5,459	6,990	8,013	6,963	22,278	27,425	29,249
Net Income	2,065	5,062	4,246	4,666	18,783	3,736	4,478	3,553	16,039	30,550	13,608
Net Income Attributable to Verizon	$ 1,939	$ 4,924	$ 4,120	$ 4,545	$ 18,669	$ 3,620	$ 4,362	$ 3,450	$ 15,528	$ 30,101	$ 13,127
Basic Earnings Per Share Attributable to Verizon (in USD per share)	$ 0.47	$ 1.19	$ 1.00	$ 1.11	$ 4.57	$ 0.89	$ 1.07	$ 0.85	$ 3.76	$ 7.37	$ 3.22
Diluted Earnings Per Share Attributable to Verizon (in USD per share)	$ 0.47	$ 1.19	$ 1.00	$ 1.11	$ 4.56	$ 0.89	$ 1.07	$ 0.84	$ 3.76	$ 7.36	$ 3.21
Deferred tax benefit from internal reorganization of legal entities	$ 2,100								$ 2,100
One-time corporate tax deduction related to Tax Cuts and Jobs Act of 2017					$ 16,800					$ 16,800
Severance, pension and benefits charges (credits)
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	108	$ (335)	$ 250	$ 0	732	$ 0	$ 118	$ 0
Early debt redemption costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	352	0	184	409	274	0	512
Acquisition and integration related charges
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	142	103	92	82	95	100	355	0
Gain on spectrum license transactions
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	0	0	0	(91)	0	0	(77)
Net gain on sale of divested businesses
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	0	0	0	0	0	(931)	0
Product realignment charges
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	0	509	0	461	0	0	0
Corporate tax reform
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	0	0	0	(16,761)	0	0	0
Oath goodwill impairment
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	4,527	0	0	0	0	0	0	0
Historical Wireless legal entity restructuring
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ (2,065)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0